OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other current and non-current assets

					Consolidated
		Current		Non-current
	Ref.	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Judicial deposits	22			621,012	632,950
Derivative transactions	15.a	494	152,967
Dividends receivable	24.b	76,026	201,436
Prepaid expenses		493,924	327,403	14,732	9,770
Actuarial asset	32			53,328	47,708
Loans with related parties	24.b	4,147	5,315	2,137,882	1,903,028
Other receivables from related parties	24.b	1,831	1,831		1,792,579
Trading securities		2,598	2,947
Compulsory loans from Eletrobrás (1)				3,787	51,012
Employee debts		120,327	92,628
Receivables by indemnity (2)				779,827	790,914
Receivables - Usiminas Shares (3)		192,911		150,578
Others		145,667	71,536	90,216	4,409
		1,037,925	856,063	3,851,362	5,232,370
(1)	During the period between December 2, 2025, and December 26, 2025, the Company carried out the sale of shares on the market, recognizing a gain in profit or loss in the amount of R$128. The remaining balance at the parent company substantially relates to shares received as bonuses from Eletrobras (Axia), at a total book value of R$678. Balance refers to participation in Axia shares at the Company’s subsidiaries at the consolidated.

(2)	Non-current assets are composed of liquidated and certain credit arising from a final and unappealable ruling issues in the Company’s favor, mainly due to losses and damages resulting from a drop in voltage in the energy supply during periods between January/1991 and June/2002.

(3)	The Company sold part of Usiminas' shares at market value according to the quotation provided as of the transaction date, for which a portion was received immediately and the remaining amount in installments. The investment’s final equity after the transaction was 4.99%. This balance is presented net of the adjusted present value (APV).